STOCK OPTIONS	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Stock Options
STOCK OPTIONS

On June 22, 2015, our shareholders approved amending our Amended and Restated 2012 Omnibus Securities and Incentive Plan (the “2012 Incentive Plan”) to increase the number of authorized shares of common stock reserved for issuance under the 2012 Incentive Plan to a number not to exceed fifteen percent (15%) of the issued and outstanding shares of common stock on an as converted primary basis (the “As Converted Primary Shares”) on a rolling basis. For calculation purposes, the As Converted Primary Shares shall include all shares of common stock and all shares of common stock issuable upon the conversion of outstanding preferred stock and other convertible securities, but shall not include any shares of common stock issuable upon the exercise of options, warrants and other convertible securities issued pursuant to the 2012 Incentive Plan. The number of authorized shares of common stock reserved for issuance under the 2012 Incentive Plan shall automatically be increased concurrently with the Company’s issuance of fully paid and non- assessable shares of As Converted Primary Shares. Shares shall be deemed to have been issued under the 2012 Incentive Plan solely to the extent actually issued and delivered pursuant to an award.

During the three months ended May 31, 2015, the Company issued options to purchase 6,667 shares of common stock at $11.25 per share to a consultant. The options vest upon achieving certain performance-based milestones and expire on March 1, 2025. The Company will measure the fair value of these options with vesting contingent on achieving certain performance-based milestones and recognize the compensation expense when vesting becomes probable.  The fair value will be measured using a Black-Scholes model. During the three months ended May 31, 2015, 1,667 of these options vested based on achieving certain milestones and the Company recognized $8,000 in stock-based compensation in connection with these options.

During the three months ended May 31, 2015, the Company issued options to purchase 80,000 shares of common stock at $8.25 per share to non-executive members of its Board. The options vest in three equal installments on each of May 18, 2016, May 18, 2017, and May 18, 2018 and expire on May 18, 2025. These options had a total fair value of $388,000 as calculated using the Black-Scholes model.  During the three months ended May 31, 2015, the Company recognized $9,016 of compensation expense related to these options

The weighted average inputs to the Black-Scholes model used to value the stock options granted during the three months ended May 31, 2015 are as follows:

Expected volatility	123%
Expected dividend yield	0.00%
Weighted average risk-free interest rate	1.88%
Expected Term	6.08 years

During the three months ended May 31, 2015, 534 options previously issued to a member of the Company’s Scientific and Clinical Advisory Board were mutually cancelled by the parties.  The member will continue to serve on the Company’s Scientific and Clinical Advisory Board without any equity compensation.

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	187,342	$23.70	$20,670	8.29
Granted	86,667	8.25	—	—
Exercised	—	—	—	—
Forfeited	534	8.10	—	—
Expired	—	—	—	—

Outstanding and expected to vest at May 31, 2015	273,475	$18.90	$—	8.65
Exercisable at May 31, 2015	117,941	$26.40	$—	7.25

As of May 31, 2015, 534 options are exercisable at $8.10 per share with a weighted average life of 9.67 years, 56,101 options are exercisable at $10.20 per share with a weighted average life of 6.61 years, 1,667 options exercisable at $11.25 per share with a life of 9.75 years, 14,735 options are exercisable at $22.50 with a weighted average life of 8.75 years, and 44,904 options are exercisable at $48.75 with a weighted average life of 7.85 years.

Additionally, the options that have yet to vest were as follows: 534 options exercisable at $8.10 per share with a weighted average life of 9.67 years; 80,000 options exercisable at $8.25 per share with a weighted average life of 9.97 years; 5,000 options are exercisable at $11.25 with a weighted average life of 9.75 years; 30,000 options are exercisable at $22.50 with a weighted average life of 8.55 years and 40,000 options are exercisable at $16.50 with a weighted average life of 9.38 years.

As of May 31, 2015, we had $468,206 of unrecognized compensation related to employee and consultant stock options that are expected to vest over a weighted average period of 1.87 years and, $240,000 of unrecognized compensation related to employee stock options whose recognition is dependent on certain milestones to be achieved.  Additionally, there were 35,004 stock options with a performance vesting condition that were granted to consultants which will be measured and recognized when vesting becomes probable.

Under our 2012 Incentive Plan, which is administrated by the compensation committee of the Board of Directors, we have reserved 207,786 shares of common stock available for issuance and we may grant to employees, non-employee directors and consultants, equity incentives in the form of, among other, stock options, restricted stock, and stock appreciation rights. As of February 28, 2015, we had a total of 30,282 shares of common stock that remained available for issuance under the 2012 Incentive Plan.

During the year ended February 28, 2014, the Company issued options to purchase 20,003 shares of common stock at $48.75 per share to members of its management team and its Board of Directors. The options vest in four equal installments on each of May 31, 2013, August 31, 2013, November 30, 2013 and February 28, 2014 and expire on April 5, 2023. These options have a total fair value of $632,794 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 0.68%; (2) an expected term of 5.25 years; (3) an expected volatility of 128.9%; and (4) zero expected dividends.  For the year ended February 28, 2014, the Company recognized $632,794 in expense for these options. During the year ended February 28, 2015, 6,667 of these stock options were cancelled in an effort to reduce the fully-diluted share count and increase the number of available stock options. The Company determined that the transaction was not considered to be a modification of these stock-based awards. All stock-based compensation related to these options recognized in the fiscal year ended February 28, 2014 has not been reversed.

During the year ended February 28, 2014, the Company issued options to purchase 34,903 shares of common stock at $48.75 per share to members of its scientific advisory board and clinical advisory board and a consultant. The options vest in four equal installments on each of May 31, 2013, August 31, 2013, November 30, 2013 and February 28, 2014 and expire on April 5, 2023. Compensation expense related to these options was measured at each vesting date.  The aggregated fair value of these options on the measurement dates amounted to $872,528 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 2.59%; (2) an expected term of 9.48 years; (3) an expected volatility of 123.6%; and (4) zero expected dividends.  For the year ended February 28, 2014, the Company recognized $872,528 in expense for these options.

During the year ended February 28, 2014, the Company issued options to purchase 12,667 shares of common stock at $22.50 per share to employees. The options vest based on certain performance-based milestones and expire on December 16, 2023. These options have a total fair value of $270,274 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.12%; (2) an expected term of 10 years; (3) an expected volatility of 121.5%; and (4) zero expected dividends.  For the year ended February 28, 2014, the Company did not recognize any expense for these options.  During the year ended February 28, 2015, an aggregate of 6,001 of these options vested once certain milestones were completed by the employees, which included the completion of the research plan, lab setup, essential hires and investor presentation for the therapeutics program.  The Company recognized $127,000 in expense during the year ended February 28, 2015.

During the year ended February 28, 2014, the Company issued options to purchase 36,667 shares of common stock at $22.50 per share to a consultant. 6,667 options vest immediately and 30,000 options vest upon the Company achieving certain performance-based milestones, and expire on December 16, 2023. The options that vested immediately have a total fair value of $142,250 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.12%; (2) an expected term of 10 years; (3) an expected volatility of 121.5%; and (4) zero expected dividends.  For the options with vesting contingent on achieving certain performance-based milestones, the Company will measure the fair value of these options and recognize the compensation expense when vesting becomes probable.  For the options that vested immediately, the Company recognized $142,250 in expense during the year ended February 28, 2014.

During the year ended February 28, 2015, 14,667 non-employee performance-based stock options vested with a value of $232,000.  These options vested based on the completion of a trial and subsequent publication of results on June 3, 2014. The Company recognized $232,000 in expense during the year ended February 28, 2015.

During the year ended February 28, 2015, the Company issued options to purchase 40,000 shares of common stock at $16.50 per share to members of its management team. The options expire on October 14, 2024. The options vest upon certain milestones being achieved as follows: (i) 13,334 stock options shall fully vest two years following the date of issuance; (ii) of the remaining 26,667 stock options, one-third shall vest once the Company’s CLIA laboratory is operational, one-third shall vest upon the Company’s first commercial sale, and one-third shall vest upon the Company achieving $25 million in sales for the prior twelve month period.  These options had a total fair value of $368,002 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.66%; (2) an expected term of 5.33 years; (3) an expected volatility of 116%; and (4) zero expected dividends.  The Company has recognized $24,131 in expense in connection with the tranche with time-vesting condition of these options during the year ended February 28, 2015. The Company has not recognized any stock based compensation for the tranches with performance-vesting conditions, and expects to recognize the compensation expense when vesting become probable, which has not yet occurred.

During the year ended February 28, 2015, 8,068 stock options issued to certain members of our scientific advisory board and clinical advisory board with an exercise price equal to $22.50 per share. These options vested immediately and had a total fair value of $59,290 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.73%; (2) an expected term of 10 years; (3) an expected volatility of 121%; and (4) zero expected dividends.  For the year ended February 28, 2015, the Company recognized $59,290 in expense for these options.

During the year ended February 28, 2015, 1,602 stock options issued to certain members of our scientific advisory and clinical advisory board with an exercise price equal to $8.10 per share. The options vest in four equal installments on each of February 1, 2015, May 1, 2015, August 1, 2015 and November 1, 2015 and expire on November 1, 2024. Compensation expense related to these options is measured at each vesting date and each reporting period for the unvested tranche. The aggregated fair value of these options on the measurement dates amounted to $14,480 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.92%; (2) an expected term of 9.9 years; (3) an expected volatility of 123%; and (4) zero expected dividends.  For the year ended February 28, 2015, the Company recognized $5,243 in expense for these options.

During the year ended February 28, 2014, stock option expense totaling $1,540,884 and $106,688 was recorded in general and administrative expenses and in research and development expenses, respectively.

During the year ended February 28, 2015, stock option expense totaling $319,664 and $128,000 was recorded in general and administrative expenses and in research and development expenses, respectively.

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	178,675	$25.50	—	—
Forfeited, cancelled and expired	(41,003)	$23.40	—	—
Issued	49,670	$17.25	—	—
Outstanding and expected to vest at February 28, 2015	187,342	$23.70	$20,670	8.29
Exercisable at February 28, 2015	116,142	$26.70	$17,790	7.67

As of February 28, 2015, 402 options are exercisable at $8.10 per share with a weighted average life of 9.93 years, 56,101 options are exercisable at $10.20 per share with a weighted average life of 6.86 years, 14,735 options are exercisable at $22.50 with a weighted average life of 9.42 years, and 44,904 options are exercisable at $48.75 with a weighted average life of 8.10 years.

Additionally, the following options have yet to vest: 40,000 options issued to employees with an exercise price of $16.50 and a weighted average life of 9.62 years; 1,200 options issued to advisors with an exercise price of $8.10 and a weighted average life of 9.91 years; and 30,000 options issued a consultant with an exercise price of $22.50 and a weighted average life of 8.79 years

As of February 28, 2015, we had $121,899 of unrecognized compensation related to employee and consultant stock options that are expected to vest over a weighted average period of 1.53 years, and $240,000 of unrecognized compensation related to employee stock options whose recognition is dependent on certain milestones to be achieved. Additionally, there were 30,000 stock options with a performance vesting condition that were granted to consultants which will be measured and recognized when vesting becomes probable.